Cover	8 Months Ended
Jan. 07, 2024
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Pinstripes Holdings, Inc.
Entity Central Index Key	0001852633
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2556699
Entity Address, Address Line One	1150 Willow Road
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	480-2323
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer
Amendment Description	Updated registration statement in response to SEC comment letter and added Q3 10-Q